Significant accounting judgments, estimates, and assumptions	12 Months Ended
Mar. 29, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant accounting judgments, estimates, and assumptions	Significant accounting judgments, estimates, and assumptions
The preparation of the consolidated financial statements requires management to make estimates and judgments in applying the Company’s accounting policies that affect the reported amounts and disclosures made in the consolidated financial statements and accompanying notes.
Estimates and assumptions are used mainly in determining the measurement of balances recognized or disclosed in the consolidated financial statements and are based on a set of underlying data that may include management’s historical experience, knowledge of current events and conditions and other factors that are believed to be reasonable under the circumstances. Management continually evaluates the estimates and judgments it uses. These estimates and judgments have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that we believe will materially affect the methodology or assumptions utilized in making these estimates and judgments in these financial statements.
The following are the accounting policies subject to judgments and key sources of estimation uncertainty that the Company believes could have the most significant impact on the amounts recognized in the consolidated financial statements.
Functional currency
Judgments Made in Relation to Accounting Policies Applied: The Company assesses the relevant factors related to the primary economic environment in which its entities operate to determine the functional currency. Where the assessment of primary indicators is mixed, management assesses the secondary indicators, including the relationship between the foreign operations and reporting entity.
Income and other taxes
Key Sources of Estimation: In determining the recoverable amount of deferred tax assets, the Company forecasts future taxable income by legal entity and the period in which the income occurs to ensure that sufficient taxable income exists to utilize the attributes. Inputs to those projections are financial forecasts approved by the board of directors.
Judgments Made in Relation to Accounting Policies Applied: The calculation of current and deferred income taxes requires management to make certain judgments regarding the interpretation of tax rules in jurisdictions where the Company performs activities. Application of judgments is required regarding the classification of transactions and in assessing probable outcomes of claimed deductions including expectations about future operating results, the timing and reversal of temporary differences and possible audits of income tax and other tax filings by the tax authorities.
Trade receivables
Key Sources of Estimation: The Company has a significant number of customers which minimizes the concentration of credit risk. The Company does not have any customers which account for more than 10% of sales or accounts receivable. Ongoing estimates are made relating to the ability to collect our accounts receivable and maintain an allowance for estimated credit losses resulting from the inability of our customers to make required payments. In determining the amount of expected credit losses, the Company considers the historical level of credit losses and makes judgments about the creditworthiness of significant customers based on ongoing credit evaluations.
Inventories
Key Sources of Estimation: Inventories are carried at the lower of cost and net realizable value. In estimating net realizable value, the Company uses estimates related to fluctuations in inventory levels, planned production, customer behaviour, obsolescence, future selling prices, seasonality and costs necessary to sell the inventory. Inventory is adjusted to reflect shrinkage incurred since the last inventory count. Shrinkage is based on historical experience.
Leases
Judgments Made in Relation to Accounting Policies Applied: The Company exercises judgment when contracts are entered into that may give rise to a right-of-use asset that would be accounted for as a lease. Judgment is required in determining the appropriate lease term on a lease by lease basis. The Company considers all facts and circumstances that create an economic incentive to exercise a renewal option or to not exercise a termination option at inception and over the term of the lease, including investments in major leaseholds, operating performance, and changed circumstances. The periods covered by renewal or termination options are only included in the lease term if the Company is reasonably certain to exercise that option. Changes in the economic environment or changes in the retail industry may impact the assessment of the lease term and any changes in the estimate of lease terms may have a material impact on the Company’s statement of financial position.
Key Sources of Estimation: The critical assumptions and estimates used in determining the present value of future lease payments require the Company to estimate the incremental borrowing rate specific to each leased asset or portfolio of leased assets. Management determines the incremental borrowing rate of each leased asset or portfolio of leased assets by incorporating the Company’s creditworthiness, the security, term, and value of the underlying leased asset, and the economic environment in which the leased asset operates. The incremental borrowing rates are subject to change mainly due to macroeconomic changes in the environment.
Impairment of non-financial assets (goodwill, intangible assets, property, plant & equipment, and right-of-use assets)
Judgments Made in Relation to Accounting Policies Applied: Management is required to use judgment in determining the grouping of assets to identify their CGUs for the purposes of testing non-financial assets for impairment. Judgment is further required to determine appropriate groupings of CGUs for the level at which goodwill and intangible assets are tested for impairment. For the purpose of goodwill and intangible assets impairment testing, CGUs are grouped at the lowest level at which goodwill and intangible assets are monitored for internal management purposes. Judgment is also applied in allocating the carrying amount of assets to CGUs. In addition, judgment is used to determine whether a triggering event has occurred requiring an impairment test to be completed. The Company has concluded that it has 12 CGUs (March 30, 2025 - 12 CGUs) and tests impairment of non-financial assets on that basis.
Key Sources of Estimation: In determining the recoverable amount of a CGU or a group of CGUs, various estimates are employed. The Company determines value-in-use by using estimates including projected future revenues, earnings, working capital, and capital investment consistent with strategic plans presented to the Board of Directors. Fair value less costs of disposal are estimated with reference to observable market transactions. Discount rates are consistent with external industry information reflecting the risk associated with the Company and its cash flows.
Warranty
Key Sources of Estimation: The critical assumptions and estimates used in determining the warranty provision at the statement of financial position date are: the number of jackets expected to require repair or replacement; the proportion to be repaired versus replaced; the period in which the warranty claim is expected to occur; the cost to repair a jacket; the cost to replace a jacket, and the risk-free rate used to discount the provision to present value.
Financial instruments
Key Sources of Estimation: The critical assumptions and estimates used in determining the fair value of financial instruments are: equity prices; future interest rates; the relative creditworthiness of the Company to its counterparties; estimated future cash flows; discount rates, and volatility utilized in option valuations.
Share-based payments
Key Sources of Estimation: Compensation expense for share-based compensation granted is measured at the fair value at the grant date using the Black Scholes option pricing model for the year ended March 29, 2026. The critical assumptions used under both of these option valuation models at the grant date are: stock price valuation; exercise price; risk-free interest rate; expected time to exercise in years; expected dividend yield, and volatility.
Consolidation
Judgments Made in Relation to Accounting Policies Applied: The Company uses judgment in determining the entities that it controls and therefore consolidates. The Company controls an entity when the Company has the existing rights that give it the current ability to direct the activities that significantly affect the entity’s returns. Judgment is applied in determining whether the Company controls the entities in which it does not have full ownership rights. Most often, judgment involves reviewing contractual rights to determine if rights are participating (giving power over the entity) or protective rights (protecting the Company’s interest without giving it power).